Share-Based Compensation (Summary of Unvested Restricted Stock Activity) (Details) - Restricted Share Plan [Member] - Restricted Stock [Member] - $ / shares	9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of shares unvested - beginning balance (in shares)	7,455
Granted (in shares)	3,723	5,333	6,240	3,999
Vested (in shares)	(1,811)	(1,333)	(1,067)	(800)
Number of shares unvested - ending balance (in shares)	9,367		7,455
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning Balance (in dollars per share)	$ 23.34	$ 0.00	$ 22.50
Granted (in dollars per share)	24.17
Vested (in dollars per share)	23.19	$ 22.50	22.50	$ 22.50
Ending Balance (in dollars per share)	$ 23.70		$ 23.34	$ 22.50